Equity Incentive Plan	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Equity Incentive Plan
17. EQUITY INCENTIVE PLAN
2005 Equity Incentive Plan and 2015 Equity Incentive Plan
On April 22, 2005, the Company adopted its 2005 Equity Incentive Plan (“the 2005 Plan”). The 2005 Plan provides for the grant of stock options, stock bonuses, restricted stock awards, restricted stock units and stock appreciation rights, which may be granted to employees (including officers), directors and consultants. The 2005 Plan reserved 10,000 thousand shares of ordinary shares, inclusive of the number of assumed share options under the 2004 Plan, for issuance upon the exercise of stock options.
In 2006, the Company amended the
2005 Plan to reserve an additional
15,000
 thousand ordinary shares for issuance upon exercise of stock options and restricted stock units. In 2009, the Company amended the Plan to reserve an additional
15,000
 thousand ordinary shares for issuance upon exercise of stock options and restricted stock units.
Restricted stock units are converted into shares of the Company’s ordinary shares upon vesting on one-for-one
basis. The vesting of restricted stock unit is subject to the employee’s continuing service to the Company. The cost of these awards is determined using the fair value of the Company’s ordinary share on the date of the grant, and compensation is recognized on a straight-line basis over the requisite service period. The Company’s restricted stock units are considered non-vested
share awards as defined under ASC 718.
In April 2010, the Company’s Board of Directors and Compensation Committee approved an employee stock option exchange program that required certain employees to exchange eligible stock options for a lesser number of new stock options that have approximately the same fair values as the options surrendered. Eligible options included stock options granted between August 17, 2005 and July 31, 2008 that had an exercised price above US$1.85. In 2010, 4,369 thousand eligible stock options were exchanged for 3,785 thousand new stock options granted. The new stock options have an exercise price of US$1.47, which was equal to the market price of the Company’s ordinary share on April 26, 2010, the date eligible stock options were surrendered and new stock options granted. The new stock options were issued under the 2005 Plan and are subject to its terms and conditions. The new stock options will continue to vest according to the original vesting schedule. Using the Black-Scholes option pricing model, the Company determined that the fair value of the surrendered stock options on a grant-by-grant
basis was approximately equal, as of the date of the exchange, to the fair value of the new stock options granted, resulting in insignificant incremental share-based compensation.
On June 3, 2015, the Company adopted its 2015 Equity Incentive Plan (“the 2015 Plan”). The 2015 Plan provides for the grant of stock options, stock bonuses, restricted stock awards, restricted stock units and stock appreciation rights, which may be granted to employees (including officers), directors and consultants. The 2015 Plan reserved 20,000 thousand shares of ordinary shares for issuance upon exercise of stock options and restricted stock units.
Stock Option and Restricted Stock Units Activity
The following is a summary of, the 2005 Plan and the 2015 Plan, which includes stock options and restricted stock units:

Unit (in Thousands)
Available for grant at January 1, 2017	18,751
Restricted stock units granted	(1,391)
Restricted stock units forfeited	27

Available for grant at December 31, 2017	17,387
Restricted stock units granted	(1,622)
Restricted stock units forfeited	22

Available for grant at December 31, 2018	15,787
Restricted stock units granted	(1,584)
Restricted stock units forfeited	57

Available for grant at December 31, 2019	14,260

Stock Options
A summary of the stock option activity and related information is as follows:

	Number of Options Shares (in Thousands)	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 201 7	258	1.47	0.25
Options exercised	(258)	1.47

Outstanding at December 31, 2017	—	—	—

No stock options were granted in 2017, 2018 and 2019. The intrinsic value of options exercised, determined as of the date of option exercise, was US$3,040 thousand, nil and nil
, 2017, 2018 and 2019, respectively.
As of December 31, 2019, total unrecognized compensation cost related to non-vested
share-based compensation awards granted under the Company’s stock option plans, net of estimated forfeitures, was nil.
The total cash received from employees as a result of employee stock option exercises were US$380 thousand, nil and nil for the years ended December 31, 2017, 2018 and 2019, respectively.
The related tax effect for stock-based compensation benefit (expense) were US$
124
 thousand, US$
177

thousand and (US$49) thousand for 2017, 2018 and 2019, respectively. The related tax effect for stock-based compensation expense for option and restricted stock units exercised during 2017, 2018 and 2019 was US$
2,273
 thousand, US$
2,211
 thousand and US$
3,446
thousand, respectively. The related tax effect was determined using the applicable tax rates in jurisdictions to which this expense relates.
Restricted Stock Units
A summary of the status of restricted stock units and changes is as follows:

	Number of Non-vested Stock Units (in Thousands)	Weighted Average Grant Date Fair Value (US$)	Weight Average Remaining Recognition Period (Years)
Non-vested at January 1, 2017	1,767	11.65	0.47
Restricted stock units granted	1,391	10.75
Restricted stock units vested	(1,593)	12.08
Restricted stock units forfeited	(27)	10.69

Non-vested at December 31, 2017	1,538	10.36	0.33
Restricted stock units granted	1,622	13.86
Restricted stock units vested	(1,517)	9.79
Restricted stock units forfeited	(22)	11.75

Non-vested at December 31, 2018	1,621	13.85	0.38
Restricted stock units granted	1,584	8.01
Restricted stock units vested	(1,505)	14.12
Restricted stock units forfeited	(57)	9.59

Non-vested at December 31, 2019	1,643	8.08	0.29

As of December 31, 2019, there was US$3,665 thousand of total unrecognized compensation cost related to restricted stock units granted under the 2015 Plan.
Stock-based Compensation Expense
The following table shows total stock-based compensation expense included in the Consolidated Statements of Income for the years ended December 31, 2017, 2018 and 2019.

	Year Ended December 31
	2017	2018	2019
	US$	US$	US$
Cost of sales	293	390	305
Research and development	9,255	13,278	9,927
Sales and marketing	3,167	3,407	1,789
General and administrative	2,779	3,704	2,570

	15,494	20,779	14,591